******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22720
Reporting Period: 07/01/2012 - 06/30/2013
KKR Series Trust





UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number_(811-22720)_


KKR Series Trust
(Exact name of registrant as specified in charter)

KKR Asset Management
555 California Street, 50th Floor
San Francisco, California 94104
(Address of principal executive offices) (Zip code)



U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)


Registrant's telephone number, including area code: (415) 315-3620


Date of fiscal year end:   October 31

Date of reporting period: June 30, 2013


Item 1. Proxy Voting Record.


======================= KKR Alternative High Yield Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT


SIGNATURES



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) KKR Series Trust


By (Signature and Title)* /s/ Suzanne Donohoe
                              Suzanne Donohoe
                              President

Date 8/13/13

* Print the name and title of each signing officer under his or her signature.